Ordinary Shares - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 20, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Class of Stock [Line Items]
Authorized share capital					$ 7,500,000,000
Ordinary shares authorized		0	386,163,970
Par value			$ 0.0005
Proceeds from issuance shares, net of issuance costs	$ 935,533,000	$ 960,924,000	$ 3,210,000	$ 185,044,000
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized		14,800,000,000			14,800,000,000
Par value		$ 0.0005			$ 0.0005
Number of ordinary shares represented by ADSs	65,954,538
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized		200,000,000			200,000,000
Par value		$ 0.0005			$ 0.0005
American Depository Shares [Member]
Class of Stock [Line Items]
Stock issued, share	65,954,538